WARRANT LIABILITY (Details) - $ / shares	3 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Sep. 30, 2020
Warrant Liability (Details) [Line Items]
Warrant expire term		5 years
Warrant price per share	$ 1.50	$ 1.50
Common stock equals or exceeds per share		$ 11.50
Total equity proceeds, percentage	60.00%	60.00%
Business combination market value per share	$ 9.20	$ 9.20
Market value, percentage	180.00%	180.00%
Redemption trigger price per share	$ 18.00	$ 18.00
Business Combination [Member]
Warrant Liability (Details) [Line Items]
Business combination issue price or effective issue price per share		9.20
Warrant [Member]
Warrant Liability (Details) [Line Items]
Warrant price per share	0.01	0.01	$ 0.01
Common stock equals or exceeds per share	$ 18.00	$ 18.00
Market value, percentage	115.00%	115.00%